Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Acquisitions and Dispositions

NOTE 3. ACQUISITIONS AND DISPOSITIONS

Sales of Businesses Reflected as Discontinued Operations

Business Review Dispositions (as discussed in Note 1)

Sale of East Ohio

In September 2023, Dominion Energy entered into an agreement with Enbridge for the East Ohio Transaction, which includes the sale of East Ohio and is valued at approximately $6.6 billion, consisting of a purchase price of approximately $4.3 billion in cash and approximately $2.3 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the East Ohio Transaction is not conditioned upon the closing of the PSNC or Questar Gas Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS and FCC as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, as required under the sale agreement, Dominion Energy filed a notice with the Ohio Commission. The proposed internal reorganization in connection with the East Ohio Transaction is subject to approval by the Utah and Wyoming Commissions. Dominion Energy filed for such approvals in September 2023 and received approval from the Utah Commission in November 2023.

Upon closing, Dominion Energy will retain the pension and other postretirement benefit plan assets and obligations, including related income tax and other deferred balances, associated with retiree participants in both East Ohio's union pension and other postretirement benefit plans and retiree participants of the sale entities in the Dominion Energy Pension Plan and the Dominion Energy Retiree Health and Welfare Plan. The East Ohio Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $155 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax gain of approximately $20 million ($20 million after-tax loss) upon closing, including the write-off of $1.5 billion of goodwill which is not deductible for tax purposes but excluding the effects of any closing adjustments.

At the closing of the East Ohio Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of East Ohio for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Sale of PSNC

In September 2023, Dominion Energy entered into an agreement with Enbridge for the PSNC Transaction, which includes the sale of PSNC and is valued at approximately $3.1 billion, consisting of a purchase price of approximately $2.2 billion in cash and approximately $1.0 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the PSNC Transaction is not conditioned upon the closing of the East Ohio or Questar Gas Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS, FCC and North Carolina Commission as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, Dominion Energy filed for approval from the North Carolina Commission. The proposed internal reorganization in connection with the PSNC Transaction is subject to approval by the North Carolina Commission. Dominion Energy filed for such approval in September 2023.

Upon closing, Dominion Energy will retain the entirety of the assets and obligations, including related income tax and other deferred balances, of the pension and other postretirement employee benefit plans associated with the operations included in the transaction and relating to services provided through closing. The PSNC Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $78 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax gain of approximately $130 million ($290 million after-tax loss) upon closing, including the write-off of $0.7 billion of goodwill which is not deductible for tax purposes but excluding the effects of any closing adjustments.

At the closing of the PSNC Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of PSNC for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Sale of Questar Gas and Wexpro

In September 2023, Dominion Energy entered into an agreement with Enbridge for the Questar Gas Transaction, which includes the sale of Questar Gas, Wexpro and related affiliates and is valued at approximately $4.3 billion, consisting of a purchase price of approximately $3.0 billion in cash and approximately $1.3 billion of assumed indebtedness. The purchase price will be subject to customary post-closing adjustments, including adjustments for cash, indebtedness, net working capital, capital expenditures and net regulatory assets and liabilities. Closing of the Questar Gas Transaction is not conditioned upon the closing of the East Ohio or PSNC Transactions. The sale will be treated as a stock sale for tax purposes and is expected to close in 2024, subject to clearance or approval under or by the Hart-Scott-Rodino Act, CFIUS, FCC and Utah and Wyoming Commissions as well as other customary closing and regulatory conditions. In November 2023, the waiting period under the Hart-Scott-Rodino Act expired. Also in November 2023, Dominion Energy submitted its initial filing request for approval by CFIUS. In October 2023, Dominion Energy filed for approvals from the Utah and Wyoming Commissions. In October 2023, Dominion Energy filed the notice with the Idaho Commission required for closing of the Questar Gas Transaction. The proposed internal reorganization in connection with the Questar Gas Transaction is subject to approval by the Utah and Wyoming Commissions. Dominion Energy filed for such approvals in September 2023 and received approval from the Utah Commission in November 2023.

Upon closing, Dominion Energy will retain the pension and other postretirement benefit plan assets and obligations, including related income tax and other deferred balances, associated with retiree participants of the sale entities in the Dominion Energy Pension Plan and the Dominion Energy Retiree Health and Welfare Plan. The Questar Gas Transaction is subject to termination by either party if not completed by September 2024, subject to a potential three-month extension for receipt of regulatory approvals, with a termination fee of $107 million due to Dominion Energy under certain conditions. Based on the recorded balances at September 30, 2023, Dominion Energy expects to recognize a pre-tax loss of approximately $10 million ($530 million after-tax loss) upon closing, including the write-off of $1.0 billion of goodwill which is not deductible for tax purposes but excluding the effects of any closing adjustments.

At the closing of the Questar Gas Transaction, Dominion Energy and Enbridge will enter into a transition services agreement pursuant to which Dominion Energy will continue to provide certain services to support the ongoing operations of Questar Gas and Wexpro for up to approximately two years. Enbridge has also agreed to provide certain services to Dominion Energy.

Other Sales

In August 2023, Dominion Energy entered into an agreement and completed the sale of Tredegar Solar Fund I, LLC to Spruce Power for cash consideration of $21 million.

Disposition of Gas Transmission & Storage Operations

In July 2020, Dominion Energy entered into an agreement with BHE with a total value of approximately $10 billion, comprised of approximately $4.0 billion of cash consideration (subject to customary closing adjustments) plus the assumption of long-term debt, to sell substantially all of its gas transmission and storage operations, including processing assets, as well as noncontrolling partnership interests in Iroquois, JAX LNG and White River Hub and a controlling interest in Cove Point (consisting of 100% of the general partner interest and 25% of the total limited partner interests). The agreement provides that Dominion Energy retains the assets and obligations of the pension and other postretirement employee benefit plans associated with the operations included in the transaction and relating to services provided through closing. In October 2020, pursuant to a provision in the agreement with BHE, Dominion Energy elected to exclude the Q-Pipe Group and certain other affiliated entities from the transaction as approval under the Hart-Scott-Rodino Act had not been obtained by mid-September 2020. Concurrently in October 2020, Dominion Energy and BHE entered into a separate agreement under which Dominion Energy would sell the Q-Pipe Group and certain other affiliated entities to BHE for cash consideration of $1.3 billion and the assumption of related long-term debt.

In November 2020, Dominion Energy completed the GT&S Transaction and received cash proceeds of $2.7 billion. This transaction was structured as an asset sale for tax purposes. Dominion Energy retained a 50% noncontrolling interest in Cove Point that is accounted for as an equity method investment upon closing of the GT&S Transaction as Dominion Energy has the ability to exercise significant influence over, but not control, Cove Point. The retained 50% noncontrolling interest in Cove Point was recognized at its initial fair value of $2.8 billion on the date of close estimated using an income approach and a market approach. The valuation is considered a Level 3 fair value measurement due to the use of significant judgment and unobservable inputs, including projected timing and amount of future cash flows and a discount rate reflecting risks inherent in the future cash flows and market prices. Upon closing the GT&S Transaction, Dominion Energy recognized a gain of $127 million (net of a $1.4 billion write-off of goodwill and a $222 million closing adjustment paid to BHE in December 2020) and an associated tax expense of $336 million, presented in net income (loss) from discontinued operations including noncontrolling interest in Dominion Energy’s Consolidated Statements of Income.

In connection with closing of the GT&S Transaction, Dominion Energy and BHE entered into a transition services agreement under which Dominion Energy will continue to provide specified administrative services to support the operations of the disposed business for up to 24 months after closing, subsequently extended through June 2023 for certain services. In addition, BHE provided certain administrative services to Dominion Energy through December 2022. Dominion Energy recorded $20 million, $21 million and $4 million associated with the transition services agreement in operating revenue in the Consolidated Statements of Income for the years ended December 31, 2022, 2021 and 2020, respectively.

Also in November 2020, BHE provided a $1.3 billion deposit to Dominion Energy on the Q-Pipe Transaction. In July 2021, Dominion Energy and BHE mutually agreed to terminate the Q-Pipe Transaction as a result of uncertainty associated with receiving approval under the Hart-Scott-Rodino Act. Also in July 2021, Dominion Energy entered into an approximately $1.3 billion term loan credit agreement and borrowed the full amount available thereunder. The agreement matured in December 2021 and bore interest at a variable rate. The proceeds were utilized to repay the deposit received from BHE on the Q-Pipe Transaction. Upon completion of a sale of the Q-Pipe Group, Dominion Energy was required to utilize the net proceeds to repay any outstanding balances under the term loan agreement.

In October 2021, Dominion Energy entered into an agreement with Southwest Gas to sell the Q-Pipe Group. The total value of this transaction was approximately $2 billion, comprised of approximately $1.5 billion of cash consideration (subject to customary closing adjustments) plus the assumption of long-term debt. The agreement provided that Dominion Energy retain the assets and obligations of the pension and other postretirement employee benefit plans associated with the operations included in the transaction and relating to services provided through closing.

In December 2021, Dominion Energy completed the sale of the Q-Pipe Group and received cash proceeds of $1.5 billion. This transaction was structured as an asset sale for tax purposes. Upon closing, Dominion Energy recognized a gain of $666 million (net of a $191 million write-off of goodwill) and an associated tax expense of $173 million, presented in net income (loss) from discontinued operations including noncontrolling interest in Dominion Energy’s Consolidated Statements of Income. Also in December 2021, Dominion Energy used the net proceeds from the sale to repay all outstanding balances under the July 2021 term loan agreement and terminated the term loan agreement. In 2022, Dominion Energy recognized a gain of $27 million ($20 million after-tax) in discontinued operations in its Consolidated Statements of Income associated with the finalization of working capital adjustments.

In connection with the closing of the sale of the Q-Pipe Group, Dominion Energy and Southwest Gas entered into a transition services agreement under which Dominion Energy will continue to provide specified administrative services to support the operations of the disposed businesses for up to 12 months after closing, subsequently extended through July 2023 for certain services. Dominion Energy recorded $6 million associated with the transition services agreement in operating revenue in the Consolidated Statements of Income for the year ended December 31, 2022.

The operations included in both the GT&S Transaction and the Q-Pipe Group are presented in discontinued operations effective July 2020. As a result, depreciation and amortization ceased on the applicable assets. As Cove Point had previously been consolidated within Dominion Energy’s financial statements, balances associated with Cove Point prior to the closing of the GT&S Transaction are presented within discontinued operations. See Note 9 for additional information regarding Dominion Energy’s equity method investment in Cove Point.

Financial Statement Information for Dispositions Presented as Discontinued Operations

The following table represents selected information regarding the results of operations, which were reported within discontinued operations in Dominion Energy’s Consolidated Statements of Income:

	Business Review Dispositions
Year Ended December 31, 2022	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$1,043	$841	$1,341	$5
Operating expense	702	648	1,043	5
Other income (expense)	28	9	—	—
Interest and related charges	36	43	45	—
Income before income taxes	333	159	253	—
Income tax expense	45	34	50	—
Net income attributable to Dominion Energy(1)	$288	$125	$203	$—
(1)
Excludes $(3) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2022.

	Disposition of Gas Transportation & Storage Operations	Business Review Dispositions
Year Ended December 31, 2021	Q-Pipe Group(1)	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$254	$908	$613	$1,020	$4
Operating expense	76	620	451	761	5
Other income (expense)(2)	28	25	11	(1)	—
Interest and related charges	25	18	35	35	—
Income (loss) before income taxes	181	295	138	223	(1)
Income tax expense (benefit)	36	38	27	42	—
Net income (loss) attributable to Dominion Energy(3)	$145	$257	$111	$181	$(1)
(1)
Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.
(2)
Q-Pipe Group includes a $25 million benefit associated with the termination of the Q-Pipe Transaction in 2021.
(3)
Excludes $19 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2021.

	Disposition of Gas Transportation & Storage Operations		Business Review Dispositions
Year Ended December 31, 2020	GT&S Transaction(1)	Q-Pipe Group	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction
(millions)
Operating revenue	$1,710	$246	$771	$539	$938
Operating expense(2)	1,289	96	540	376	676
Other income (expense)	88	1	20	12	(2)
Interest and related charges (benefit)(3)	372	20	(32)	38	32
Income before income taxes	137	131	283	137	228
Income tax expense (benefit)(4)	334	(9)	35	30	45
Net income (loss) including noncontrolling interests	(197)	140	248	107	183
Noncontrolling interests	106	—	—	—	—
Net income (loss) attributable to Dominion Energy(5)	$(303)	$140	$248	$107	$183

(1)
Operations associated with the GT&S Transaction are through the November 1, 2020 close date.
(2)
GT&S Transaction includes a charge of $482 million ($359 million after-tax) recorded in 2020 associated with the probable abandonment of a significant portion of the Supply Header Project as well as the establishment of a $75 million ARO as a result of the cancellation of the Atlantic Coast Pipeline Project.
(3)
GT&S Transaction includes a loss of $237 million ($178 million after-tax) recorded in 2020 associated with cash flow hedges of debt-related items that were determined to be probable of not occurring.
(4)
Excludes $17 million income tax benefit recorded in 2021 associated with the GT&S Transaction.
(5)
Excludes $24 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2020.

The carrying value of major classes of assets and liabilities relating to the disposal groups, which are reported as held for sale in Dominion Energy's Consolidated Balance Sheets were as follows:

	At December 31, 2022				At December 31, 2021
	Business Review Dispositions				Business Review Dispositions
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Current assets(1)	$544	$381	$803	$1	$439	$296	$422	$1
Property, plant and equipment, net	5,012	2,591	3,984	47	4,636	2,506	3,677	52
Other deferred charges and other assets, including goodwill(2) and intangible assets	2,629	822	1,043	—	2,563	823	1,101	—
Current liabilities(3)	634	151	612	1	557	133	263	1
Long-term debt(4)	2,287	798	1,245	—	1,786	798	995	—
Other deferred credits and liabilities(5)	1,435	689	1,087	9	1,408	673	1,039	14
(1)
Includes cash and cash equivalents of $6 million and $3 million within the East Ohio Transaction, less than $1 million and $14 million within the PSNC Transaction and $28 million and $17 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively. Also includes regulatory assets of $90 million and $56 million within the East Ohio Transaction, $95 million and $88 million within the PSNC Transaction and $273 million and $125 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively
(2)
Includes goodwill of $1.5 billion, $673 million and $983 million at both December 31, 2022 and 2021 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $751 million and $607 million within the East Ohio Transaction, $93 million and $103 million within the PSNC Transaction and $(22) million and $47 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
(3)
Includes regulatory liabilities of $43 million and $51 million within the East Ohio Transaction, $11 million and $18 million within the PSNC Transaction and $144 million and $28 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
(4)
Includes East Ohio Unsecured Senior Notes due 2025 to 2052 at rates from 1.30% to 6.38% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.13%; PSNC Unsecured Senior Notes due 2026 to 2051 at rates from 3.10% to 7.45% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 4.34% and Questar Gas Unsecured Senior Notes due 2024 to 2052 at rates from 2.21% to 7.20% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.99%.
(5)
Includes regulatory liabilities of $749 million and $754 million within the East Ohio Transaction, $436 million and $435 million within the PSNC Transaction and $506 million and $500 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.

Capital expenditures and significant noncash items relating to the disposal groups included the following:

	Business Review Dispositions
Year Ended December 31, 2022	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$456	$153	$438	$—
Significant noncash items
Depreciation, depletion and amortization	134	87	163	4
Accrued capital expenditures	53	16	31	—

	Disposition of Gas Transportation & Storage Operations	Business Review Dispositions
Year Ended December 31, 2021	Q-Pipe Group(1)	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures(2)	$34	$420	$195	$416	$—
Significant noncash items
Depreciation, depletion and amortization	—	122	81	168	4
Accrued capital expenditures	—	27	41	25	—
(1)
Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.
(2)
In November 2021, Wexpro closed on an agreement with a natural gas gathering systems operator to purchase an existing natural gas gathering system in Wyoming including pipelines, compressors and dehydration equipment for total consideration of $41 million, included in the Questar Gas Transaction.

	Disposition of Gas Transportation & Storage Operations		Business Review Dispositions
Year Ended December 31, 2020	GT&S Transaction(1)	Q-Pipe Group	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$292	$38	$393	$259	$377	$—
Significant noncash items
Impairment of assets and other charges	469	—	—	—	—	—
Depreciation, depletion and amortization	177	27	91	73	175	4
Accrued capital expenditures	—	1	19	19	21	—
(1)
Operations associated with the GT&S Transaction are through the November 1, 2020 closing date.

In October 2020, Dominion Energy settled various derivatives related to, but not included in, the GT&S Transaction for a payment of $165 million.

Sale of Hope

In February 2022, Dominion Energy entered into an agreement to sell 100% of the equity interests in Hope to Ullico for $690 million of cash consideration, subject to customary closing adjustments, which closed in August 2022 after all customary closing and regulatory conditions were satisfied, including clearance under the Hart-Scott-Rodino Act and approval from the West Virginia Commission. The sale was treated as a stock sale for tax purposes.

In connection with closing, Dominion Energy recognized a pre-tax gain of $14 million, inclusive of customary closing adjustments, (net of $110 million write-off of goodwill which was not deductible for tax purposes) in losses (gains) on sales of assets in its Consolidated Statements of Income. The transaction resulted in an after-tax loss of $84 million. Upon meeting the classification as held for sale in the first quarter of 2022 and through the second quarter of 2022, Dominion Energy had recorded charges of $90 million in deferred income tax expense in its Consolidated Statements of Income to reflect the recognition of deferred taxes on the outside basis of Hope’s stock. This deferred income tax expense reversed upon closing of the sale and became a component of current income tax expense on the sale disclosed above. See Note 5 for additional information. In addition, a curtailment was recorded related to other postretirement benefit plans as discussed in Note 22.

All activity related to Hope is, effective September 2023, reflected in the Corporate and Other segment.

Sale of Kewaunee

In May 2021, Dominion Energy entered into an agreement to sell 100% of the equity interests in Dominion Energy Kewaunee, Inc. to EnergySolutions, including the transfer of all decommissioning obligations associated with Kewaunee, which ceased operations in 2013. The sale closed in June 2022 following approval from the Wisconsin Commission in May 2022 and NRC approval of a requested license transfer in March 2022. The sale was treated as an asset sale for tax purposes and Dominion Energy retained the assets and obligations of the pension and other postretirement employee benefit plans. EnergySolutions is subject to the Wisconsin regulatory conditions agreed to by Dominion Energy upon its acquisition of Kewaunee, including the return of any excess decommissioning funds to WPSC and WP&L customers following completion of all decommissioning activities.

In the second quarter of 2022, Dominion Energy recorded a loss of $649 million ($513 million after-tax), recorded in losses (gains) on sales of assets in its Consolidated Statements of Income, primarily related to the difference between the nuclear decommissioning trust and AROs. Prior to its receipt, there had been uncertainty as to the timing of or ability to obtain approval from the Wisconsin Commission. Prior to closing, Dominion Energy withdrew $80 million from the nuclear decommissioning trust to recover certain spent nuclear fuel and other permitted costs.

All activity related to Kewaunee prior to closing is included in Contracted Energy, with remaining activity reflected in the Corporate and Other segment.

Acquisition of Birdseye

In May 2021, Dominion Energy acquired 100% of the ownership interest in Birdseye from BRE Holdings, LLC for total consideration of $46 million, consisting of $28 million in cash and $18 million, measured at fair value at closing, of consideration contingent on the achievement of certain revenue targets and future development project sales. Birdseye is primarily engaged in the development of solar energy projects in southeastern states in the U.S. with 2.5 GW of solar generation projects under development at acquisition. The allocation of the purchase price resulted in $25 million of development project assets, primarily reflected in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets, and $24 million of goodwill, which is not deductible for tax purposes. The goodwill reflects the value associated with enhancing Dominion Energy's development of regulated and long-term contracted solar generating and electric storage projects. The fair value measurements, including of the assets acquired, were determined using the income approach and are considered Level 3 fair value measurements due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows. Birdseye is included in Contracted Energy.